NON-CURRENT ASSETS HELD FOR SALE - Associated Liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of noncurrent assets held-for-sale [line items]
Liabilities included in disposal groups classified as held for sale	$ 52,090	$ 37,863
Commercial accounts payable
Disclosure of noncurrent assets held-for-sale [line items]
Liabilities included in disposal groups classified as held for sale	$ 52,090	$ 37,863